Segment Reporting (Details 1) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Revenue
Consolidated revenue	₪ 9,321	[1]	₪ 9,789	₪ 10,084
Profit or loss
Share in the losses (profit) of equity-accounted investees	(2)	[1]	(5)	(5)
Depreciation and amortization of intangible assets resulting from the Bezeq PPA adjustments	(2,387)	[1]	(2,117)	(2,161)
Consolidated profit before income tax	(1,968)	[1]	1,022	881
Assets
Consolidated assets	19,514	[1]	20,834
Liabilities
Consolidated liabilities	19,350	[1]	18,378
Adjustments for segment reporting of revenue, profit or loss, assets and liabilities [Member]
Revenue
Revenue from reporting segments	9,503		9,977	10,306
Revenue from other segments	241		237	218
Elimination of revenue from inter-segment sales except for revenue from sales to an associate reporting as a segment	(423)		(425)	(440)
Consolidated revenue	9,321		9,789	10,084
Profit or loss
Operating income for reporting segments	1,282		2,380	2,548
Financing expenses, net	(570)		(577)	(975)
Share in the losses (profit) of equity-accounted investees	(3)		(5)	(5)
Profit (loss) for operations classified in other Categories	(36)		(20)	(34)
Depreciation and amortization of intangible assets resulting from the Bezeq PPA adjustments	(975)		(483)	(442)
Other adjustments	(28)		(273)	(211)
Consolidated profit before income tax	(1,968)		1,022	₪ 881
Assets
Assets from reporting segments	15,970		15,069
Assets attributable to operations in other categories	159		178
Goodwill not attributable to segment assets	2,274		2,921
Inter-segment assets			269
Loss from impairment of assets	(1,638)
Intangible assets resulting from the Bezeq PPA, net	1,477		1,678
PPA not attributable to reporting segment	1,166
Other adjustments	106		719
Consolidated assets	19,514		20,834
Liabilities
Liabilities from reporting segments	16,963		16,001
Liabilities attributable to operations in other categories	84		64
Inter-segment liabilities	(1,158)		(1,360)
Liabilities resulted from the Bezeq PPA, net	247		386
Liabilities attributable to a non-reportable segment	3,214		3,287
Consolidated liabilities	₪ 19,350		₪ 18,378

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1